STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

October 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5%
Advertising - .2%
Lamar Media, Gtd. Notes		3.63	1/15/2031	325,000		319,114
Aerospace & Defense - 1.1%
General Dynamics, Gtd. Notes		3.25	4/1/2025	620,000		660,369
Raytheon Technologies, Sr. Unscd. Notes		3.20	3/15/2024	300,000		315,509
The Boeing Company, Sr. Unscd. Notes		1.17	2/4/2023	500,000		500,595
					1,476,473
Agriculture - .2%
Philip Morris International, Sr. Unscd. Notes		1.13	5/1/2023	300,000		302,822
Asset-Backed Certificates - 8.2%
CF Hippolyta, Ser. 2020-1, Cl. A1		1.69	7/15/2060	358,787	[b]	359,091
CF Hippolyta, Ser. 2021-1A, Cl. A1		1.53	3/15/2061	268,527	[b]	266,130
CLI Funding VI, Ser. 2020-1A, Cl. A		2.08	9/18/2045	163,124	[b]	163,000
CLI Funding VI, Ser. 2020-3A, Cl. A		2.07	10/18/2045	284,375	[b]	284,323
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2	CAD	1.00	11/16/2026	425,000	[b]	339,045
DataBank Issuer, Ser. 2021-1A, Cl. A2		2.06	2/27/2051	300,000	[b]	298,863
DataBank Issuer, Ser. 2021-2A, CI. A2		2.40	10/25/2051	350,000	[b]	352,224
Domino's Pizza Master Issuer, Ser. 2021-1A, Cl. A2I		2.66	4/25/2051	223,875	[b]	229,879
FREED ABS Trust, Ser. 2021-3FP, CI. B		1.01	11/20/2028	500,000	[b]	497,747
HPEFS Equipment Trust, Ser. 2021-2A, CI. C		0.88	9/20/2028	500,000	[b]	496,220
MMAF Equipment Finance, Ser. 2018-A, Cl. A4		3.39	1/10/2025	165,000	[b]	167,798
MVW, Ser. 2020-1A, Cl. A		1.74	10/20/2037	150,807	[b]	152,065
New Economy Assets Phase 1 Sponsor, Ser. 2021-1, Cl. A1		1.91	10/20/2061	1,125,000	[b]	1,122,570
OneMain Financial Issuance Trust, Ser. 2019-1A, Cl. A		3.48	2/14/2031	47,363	[b]	47,420
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A		1.75	9/14/2035	350,000	[b]	351,641
Pagaya AI Debt Selection Trust, Ser. 2021-3, Cl. A		1.15	5/15/2029	500,000	[b]	499,203
Textainer Marine Containers VII, Ser. 2021-1A, Cl. A		1.68	2/20/2046	331,333	[b]	325,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Asset-Backed Certificates - 8.2% (continued)
Textainer Marine Containers VIII, Ser. 2020-2A, CI. A		2.10	9/20/2045	519,549	[b]	520,469
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A		3.53	5/17/2037	667,736	[b]	694,492
Trinity Rail Leasing, Ser. 2020-2A, Cl. A1		1.83	11/19/2050	270,232	[b]	272,633
TRP, Ser. 2021-1, Cl. A		2.07	6/19/2051	298,362	[b]	297,259
TRP, Ser. 2021-2, Cl. A		2.15	6/19/2051	321,384	[b]	320,197
Upstart Securitization Trust, Ser. 2021-4, Cl. A		0.84	9/20/2031	525,000	[b]	523,262
Vantage Data Centers, Ser. 2020-2A, CI. A2		1.99	9/15/2045	414,000	[b]	408,530
VB-S1 Issuer, Ser. 2020-1A, CI. C2		3.03	6/15/2050	150,000	[b]	155,474
Verizon Master Trust, Ser. 2021-1, Cl. C		0.89	5/20/2027	500,000		497,555
Verizon Owner Trust, Ser. 2019-A, Cl. C		3.22	9/20/2023	800,000		815,953
Volvo Financial Equipment, Ser. 2019-1A, Cl. A4		3.13	11/15/2023	400,000	[b]	407,158
					10,865,481
Asset-Backed Certificates/Auto Receivables - 15.5%
AmeriCredit Automobile Receivables Trust, Ser. 2019-1, Cl. C		3.36	2/18/2025	650,000		667,746
AmeriCredit Automobile Receivables Trust, Ser. 2020-1, Cl. C		1.59	10/20/2025	350,000		354,308
Bank of The West Auto Trust, Ser. 2017-1, Cl. B		2.62	11/15/2023	600,000	[b]	602,996
BMW Canada Auto Trust, Ser. 2021-1A, Cl. A3	CAD	0.76	12/20/2025	400,000	[b]	318,016
CarMax Auto Owner Trust, Ser. 2019-3, Cl. C		2.60	6/16/2025	315,000		323,723
CarMax Auto Owner Trust, Ser. 2019-4, Cl. B		2.32	7/15/2025	475,000		487,743
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000		492,963
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000		420,314
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	375,000		373,827
Chesapeake Funding II, Ser. 2019-1A, Cl. A2, 1 Month LIBOR +.40%		0.49	4/15/2031	127,843	[b,c]	127,887
CPS Auto Receivables Trust, Ser. 2021-D, Cl. B		1.09	10/15/2027	525,000	[b,d]	526,088
Drive Auto Receivables Trust, Ser. 2019-4, Cl. C		2.51	11/17/2025	666,892		671,980

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Asset-Backed Certificates/Auto Receivables - 15.5% (continued)
Drive Auto Receivables Trust, Ser. 2020-1, Cl. C		2.36	3/16/2026	250,000		253,131
Drive Auto Receivables Trust, Ser. 2021-2, Cl. B		0.58	12/15/2025	390,000		389,007
DT Auto Owner Trust, Ser. 2020-1A, Cl. B		2.16	5/15/2024	475,000	[b]	477,317
DT Auto Owner Trust, Ser. 2020-1A, Cl. C		2.29	11/17/2025	500,000	[b]	507,921
DT Auto Owner Trust, Ser. 2020-2A, Cl. B		2.08	3/16/2026	350,000	[b]	353,498
DT Auto Owner Trust, Ser. 2021-2A, Cl. B		0.81	1/15/2027	675,000	[b]	675,294
Exeter Automobile Receivables Trust, Ser. 2020-2A, Cl. B		2.08	7/15/2024	279,785	[b]	280,868
Exeter Automobile Receivables Trust, Ser. 2021-2A, CI. B		0.57	9/15/2025	490,000		489,175
Exeter Automobile Receivables Trust, Ser. 2021-2A, Cl. C		0.98	6/15/2026	475,000		473,120
Exeter Automobile Receivables Trust, Ser. 2021-3A, Cl. B		0.69	1/15/2026	390,000		388,811
Ford Auto Securitization Trust, Ser. 2020-AA, Cl. B	CAD	1.87	6/15/2026	450,000	[b]	360,567
Ford Credit Auto Lease Trust, Ser. 2020-A, Cl. B		2.05	6/15/2023	325,000		328,653
Ford Credit Auto Owner Trust, Ser. 2017-2, Cl. A		2.36	3/15/2029	165,000	[b]	167,908
Ford Credit Auto Owner Trust, Ser. 2018-2, Cl. A		3.47	1/15/2030	129,000	[b]	134,923
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B		1.49	4/15/2033	375,000	[b]	372,260
Ford Credit Floorplan Master Owner Trust, Ser. 2019-1, Cl. B		3.04	3/15/2024	500,000		504,933
GM Financial Automobile Leasing Trust, Ser. 2020-1, Cl. B		1.84	12/20/2023	205,000		207,057
GM Financial Automobile Leasing Trust, Ser. 2021-3, Cl. B		0.76	7/21/2025	500,000		496,094
GM Financial Consumer Automobile Receivables Trust, Ser. 2020-4, Cl. B		0.73	3/16/2026	300,000		296,877
GMF Canada Leasing Trust, Ser. 2020-1A, Cl. B	CAD	1.69	11/20/2025	550,000	[b]	441,449
GMF Canada Leasing Trust, Ser. 2021-1A, Cl. B	CAD	1.26	5/20/2026	850,000	[b]	678,791
Hertz Vehicle Financing, Ser. 2021-1A, CI. A		1.21	12/26/2025	650,000	[b]	647,352
MBarc Credit Canada, Ser. 2021-AA, Cl. A3	CAD	0.93	2/17/2026	325,000	[b]	259,606

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Asset-Backed Certificates/Auto Receivables - 15.5% (continued)
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4		3.63	9/10/2025	203,170	[b]	207,393
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4		2.76	12/10/2024	65,073	[b]	65,481
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4		3.50	5/12/2025	493,894	[b]	501,915
Oscar US Funding XIII, Ser. 2021-2A, Cl. A4		1.27	9/11/2028	600,000	[b]	595,819
Santander Drive Auto Receivables Trust, Ser. 2020-2, Cl. C		1.46	9/15/2025	215,000		216,490
Santander Drive Auto Receivables Trust, Ser. 2021-4, CI. C		1.26	2/16/2027	260,000		259,691
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. C		3.30	5/22/2023	500,000	[b]	503,273
Santander Retail Auto Lease Trust, Ser. 2019-B, Cl. B		2.58	8/21/2023	550,000	[b]	556,433
Santander Retail Auto Lease Trust, Ser. 2020-A, Cl. C		2.08	3/20/2024	750,000	[b]	761,513
Silver Arrow Canada, Ser. 2019-1A, Cl. A3	CAD	2.40	8/15/2026	365,000		298,216
Tesla Auto Lease Trust, Ser. 2019-A, Cl. B		2.41	12/20/2022	550,000	[b]	558,764
Tesla Auto Lease Trust, Ser. 2020-A, Cl. B		1.18	1/22/2024	100,000	[b]	100,558
Tesla Auto Lease Trust, Ser. 2021-A, CI. C		1.18	3/20/2025	275,000	[b]	275,331
Westlake Automobile Receivables Trust, Ser. 2021-1A, Cl. C		0.95	3/16/2026	510,000	[b]	509,530
World Omni Auto Receivables Trust, Ser. 2021-C, Cl. C		1.06	4/17/2028	500,000		492,645
					20,455,255
Asset-Backed Certificates/Student Loans - .2%
Navient Private Education Loan Trust, Ser. 2014-AA, Cl. A2A		2.74	2/15/2029	205,427	[b]	208,091
Automobiles & Components - 2.3%
Daimler Finance North America, Gtd. Notes		0.75	3/1/2024	650,000	[b]	647,429
Ford Motor Credit, Sr. Unscd. Notes		3.38	11/13/2025	300,000		308,625
General Motors, Sr. Unscd. Notes		5.40	10/2/2023	350,000		378,879
General Motors Financial, Sr. Unscd. Notes		1.70	8/18/2023	300,000		304,501
Metalsa, Gtd. Notes		3.75	5/4/2031	200,000	[b]	188,501
Stellantis Finance US, Gtd. Notes		1.71	1/29/2027	665,000	[b]	654,826
Volkswagen Group of America Finance, Gtd. Notes		1.25	11/24/2025	500,000	[b]	492,425
					2,975,186

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 9.4%
Banco Santander, Sr. Unscd. Notes	1.85	3/25/2026	600,000		600,979
Banco Santander Mexico, Sr. Unscd. Notes	5.38	4/17/2025	200,000	[b]	221,250
Bank of America, Jr. Sub. Notes, Ser. JJ	5.13	6/20/2024	192,000	[e]	202,920
Bank of America, Jr. Sub. Notes, Ser. X	6.25	9/5/2024	196,000	[e]	213,763
Bank of America, Sr. Unscd. Notes	0.98	9/25/2025	700,000		695,929
Barclays, Jr. Sub. Bonds	7.88	3/15/2022	300,000	[e]	306,881
Barclays, Jr. Sub. Notes	8.00	6/15/2024	300,000	[e]	334,688
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	300,000		319,210
Barclays, Sr. Unscd. Notes	4.61	2/15/2023	325,000		328,758
BNP Paribas, Sr. Unscd. Notes	2.22	6/9/2026	325,000	[b]	330,960
BNP Paribas, Sub. Notes	4.38	3/1/2033	300,000	[b]	327,859
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	0.45	6/22/2023	650,000		647,905
CIT Group, Sub. Notes	6.13	3/9/2028	275,000		326,233
Citigroup, Jr. Sub. Bonds, Ser. W	4.00	12/10/2025	600,000	[e]	614,250
Credit Agricole, Sub. Notes	4.38	3/17/2025	600,000		650,854
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	500,000	[b]	514,313
HSBC Holdings, Sr. Unscd. Notes	0.73	8/17/2024	255,000		254,018
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	280,000		297,420
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. FF	5.00	8/1/2024	614,000	[e]	635,874
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. Q	5.15	5/1/2023	201,000	[e]	206,875
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	425,000		442,155
KeyBank, Sr. Unscd. Notes	1.25	3/10/2023	300,000		303,107
Morgan Stanley, Sr. Unscd. Notes, 3 Month SOFR +.70%	0.75	1/20/2023	650,000	[c]	651,271
National Bank of Canada, Gtd. Notes	0.75	8/6/2024	330,000	[f]	327,598
NatWest Group, Sr. Unscd. Notes	3.88	9/12/2023	325,000		342,696
The Goldman Sachs Group, Jr. Sub. Notes, Ser. T	3.80	5/10/2026	350,000	[e]	350,875
The Goldman Sachs Group, Sr. Unscd. Notes	0.93	10/21/2024	660,000		659,638
The PNC Financial Services Group, Jr. Sub. Bonds, Ser. T	3.40	9/15/2026	1,000,000	[e]	988,750
UBS Group, Jr. Sub. Notes	7.00	1/31/2024	300,000	[b,e,f]	324,584
				12,421,613
Beverage Products - .1%
Keurig Dr. Pepper, Gtd. Notes	4.06	5/25/2023	177,000		185,957

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Chemicals - .9%
Braskem Netherlands Finance BV, Gtd. Notes	4.50	1/10/2028	500,000		511,255
MEGlobal Canada, Gtd. Notes	5.00	5/18/2025	300,000		329,220
Nutrien, Sr. Unscd. Notes	1.90	5/13/2023	100,000		101,691
SPCM, Sr. Unscd. Notes	3.13	3/15/2027	250,000	[b]	247,500
				1,189,666
Collateralized Loan Obligations Debt - 5.9%
Avery Point VII CLO, Ser. 2015-7A, Cl. AR2, 3 Month LIBOR +.96%	1.08	1/15/2028	281,012	[b,c]	281,094
Bain Capital Credit CLO, Ser. 2020-3A, Cl. A1R, 3 Month LIBOR +1.16%	1.16	10/23/2034	360,000	[b,c]	360,254
Ballyrock CLO, Ser. 2020-2A, Cl. A1R, 3 Month LIBOR +1.01%	1.14	10/20/2031	275,000	[b,c]	275,191
California Street IX CLO, Ser. 2012-9A, CI. AR3, 3 Month LIBOR +1.10%	1.18	7/16/2032	500,000	[b,c]	500,298
Carlyle US CLO, Ser. 2017-1A, Cl. A1R, 3 Month LIBOR +1.00%	1.13	4/20/2031	500,000	[b,c]	500,395
Cent 21 CLO, Ser. 2014-21A, Cl. A1R3, 3 Month LIBOR +.97%	1.10	7/27/2030	325,000	[b,c]	325,170
Columbia Cent 30 CLO, Ser. 2020-30A, Cl. A1, 3 Month LIBOR +1.31%	1.44	1/20/2034	330,000	[b,c]	330,554
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, 3 Month LIBOR +.97%	1.09	4/15/2031	275,000	[b,c]	275,402
Dryden 83 CLO, Ser. 2020-83A, Cl. B, 3 Month LIBOR +1.60%	1.72	1/18/2032	600,000	[b,c]	600,216
Madison Park Funding XXVII CLO, Ser. 2018-27A, Cl. A1A, 3 Month LIBOR +1.03%	1.16	4/20/2030	300,000	[b,c]	300,458
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. A, 3 Month LIBOR +.75%	0.87	4/15/2029	373,007	[b,c]	373,175
Magnetite XIX CLO, Ser. 2017-19A, Cl. AR, 3 Month LIBOR +1.05%	1.17	4/17/2034	325,000	[b,c]	325,353
Magnetite XVII CLO, Ser. 2016-17A, Cl. AR, 3 Month LIBOR +1.10%	1.23	7/20/2031	325,000	[b,c]	325,687
Magnetite XXVIII CLO, Ser. 2020-28A, Cl. A, 3 Month LIBOR +1.27%	1.39	10/25/2031	250,000	[b,c]	250,245
MF1 CLO, Ser. 2021-FL7, CI. AS, 1 Month LIBOR +1.45%	1.54	10/16/2036	500,000	[b,c]	501,747
Neuberger Berman Loan Advisers 40 CLO, Ser. 2021-40A, Cl. B, 3 Month LIBOR +1.40%	1.52	4/16/2033	400,000	[b,c]	400,464
RIN IV CLO, Ser. 2021-1A, CI. A, 3 Month LIBOR +1.30%	1.43	4/20/2033	250,000	[b,c]	250,346

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Collateralized Loan Obligations Debt - 5.9% (continued)
Symphony XV CLO, Ser. 2014-15A, Cl. BR3, 3 Month LIBOR +1.55%	1.67	1/17/2032	550,000	[b,c]	550,508
Symphony XXIV CLO, Ser. 2020-24A, Cl. A, 3 Month LIBOR +1.20%	1.32	1/23/2032	300,000	[b,c]	300,640
Taconic Park CLO, Ser. 2016-1A, Cl. A1R, 3 Month LIBOR +1.00%	1.13	1/20/2029	300,000	[b,c]	301,490
Thompson Park CLO, Ser. 2021-1A, CI. A1, 3 Month LIBOR +1.00%	1.12	4/15/2034	350,000	[b,c]	350,329
Voya CLO, Ser. 2019-1A, Cl. AR, 3 Month LIBOR +1.06%	1.18	4/15/2031	150,000	[b,c]	150,191
				7,829,207
Commercial & Professional Services - .4%
Avis Budget Car Rental, Gtd. Notes	5.75	7/15/2027	500,000	[b]	523,125
Commercial Mortgage Pass-Through Certificates - 13.3%
American Homes 4 Rent Trust, Ser. 2014-SFR3, Cl. A	3.68	12/17/2036	283,827	[b]	298,703
Bank, Ser. 2020-BN25, Cl. A2	2.76	1/15/2063	335,000		344,503
BBCMS Mortgage Trust, Ser. 2019-BWAY, Cl. A, 1 Month LIBOR +.96%	1.05	11/15/2034	275,000	[b,c]	274,591
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. A2	2.88	2/15/2053	325,000		337,598
BF Mortgage Trust, Ser. 2019-NYT, Cl. A, 1 Month LIBOR +1.20%	1.29	12/15/2035	610,000	[b,c]	610,482
BF Mortgage Trust, Ser. 2019-NYT, Cl. B, 1 Month LIBOR +1.40%	1.49	12/15/2035	365,000	[b,c]	365,095
BSREP Commercial Mortgage Trust, Ser. 2021-DC, Cl. C, 1 Month LIBOR +1.55%	1.64	8/15/2038	500,000	[b,c]	500,390
BX Commercial Mortgage Trust, Ser. 2019-IMC, Cl. A, 1 Month LIBOR +1.00%	1.09	4/15/2034	500,000	[b,c]	500,295
BX Commercial Mortgage Trust, Ser. 2020-BXLP, Cl. B, 1 Month LIBOR +1.00%	1.09	12/15/2036	426,798	[b,c]	426,596
BX Commercial Mortgage Trust, Ser. 2020-VKNG, Cl. B, 1 Month LIBOR +1.13%	1.22	10/15/2037	308,410	[b,c]	308,667
BXHPP Trust, Ser. 2021-FILM, Cl. B, 1 Month LIBOR +.90%	0.99	8/15/2036	450,000	[b,c]	450,157
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.16	12/15/2037	500,000	[b,c]	500,756
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. B, 1 Month LIBOR +1.25%	1.34	12/15/2037	100,000	[b,c]	100,161

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Commercial Mortgage Pass-Through Certificates - 13.3% (continued)
CGDB Commercial Mortgage Trust, Ser. 2019-MOB, Cl. B, 1 Month LIBOR +1.25%	1.34	11/15/2036	675,000	[b,c]	674,976
CHC Commercial Mortgage Trust, Ser. 2019-CHC, Cl. C, 1 Month LIBOR +1.75%	1.84	6/15/2034	694,928	[b,c]	691,478
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000		287,418
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	320,000		330,185
Commercial Mortgage Trust, Ser. 2014-CR20, Cl. A3	3.33	11/10/2047	198,276		205,830
Commercial Mortgage Trust, Ser. 2015-LC23, Cl. A3	3.52	10/10/2048	430,000		452,886
Commercial Mortgage Trust, Ser. 2016-COR1, Cl. A2	2.50	10/10/2049	185,168		185,153
CSAIL Commercial Mortgage Trust, Ser. 2015-C1, Cl. A3	3.24	4/15/2050	480,679		495,504
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A2	2.99	6/15/2050	406,520		408,537
DBWF Mortgage Trust, Ser. 2016-85T, Cl. A	3.79	12/10/2036	350,000	[b]	381,440
GS Mortgage Securities Trust, Ser. 2019-70P, Cl. B, 1 Month LIBOR +1.32%	1.41	10/15/2036	560,000	[b,c]	555,822
HPLY Trust, Ser. 2019-HIT, Cl. A, 1 Month LIBOR +1.00%	1.09	11/15/2036	402,700	[b,c]	402,882
Invitation Homes Trust, Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +1.15%	1.24	12/17/2036	100,592	[b,c]	100,822
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	500,000		530,261
KKR Industrial Portfolio Trust, Ser. 2021-KDIP, Cl. C, 1 Month LIBOR +1.00%	1.09	12/15/2037	255,000	[b,c]	254,110
Lanark Master Issuer, Ser. 2020-1A, Cl. 1A	2.28	12/22/2069	225,000	[b]	229,187
LIFE Mortgage Trust, Ser. 2021-BMR, CI. C, 1 Month LIBOR +1.10%	1.19	3/15/2038	500,000	[b,c]	500,178
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C13, Cl. A3	3.77	11/15/2046	889,229		926,010
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C17, Cl. A4	3.44	8/15/2047	549,170		561,701

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Commercial Mortgage Pass-Through Certificates - 13.3% (continued)
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A	2.97	12/15/2038	490,000	[b]	507,022
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	566,968	[b]	573,963
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A	2.75	3/17/2038	323,866	[b]	334,572
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	364,099		364,398
VASA Trust, Ser. 2021-VASA, CI. B, 1 Month LIBOR +1.25%	1.34	7/15/2039	425,000	[b,c]	425,823
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	685,000		710,643
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	551,702		571,398
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C51, Cl. A1	2.28	6/15/2052	28,145		28,208
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A2	2.50	6/15/2053	300,000		307,296
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, 1 Month LIBOR +1.15%	1.24	2/15/2040	181,804	[b,c]	182,454
WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Cl. ASB	2.98	6/15/2046	332,973		338,869
				17,537,020
Consumer Discretionary - .9%
Hilton Worldwide Finance, Gtd. Notes	4.88	4/1/2027	200,000		207,250
Lennar, Gtd. Notes	4.50	4/30/2024	600,000		642,000
Marriott International, Sr. Unscd. Notes, Ser. EE	5.75	5/1/2025	58,000		65,759
Taylor Morrison Holdings II, Gtd. Notes	5.63	3/1/2024	300,000		321,000
				1,236,009
Consumer Staples - .2%
Unilever Capital Corp., Gtd. Notes	0.63	8/12/2024	220,000		218,068
Diversified Financials - 3.6%
AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	700,000		688,916
AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	500,000		504,942
Air Lease, Sr. Unscd. Notes	3.38	7/1/2025	625,000		658,798
Ally Financial, Jr. Sub. Notes, Ser. B	4.70	5/15/2026	400,000	[e]	415,750
Ally Financial, Sr. Unscd. Notes	3.05	6/5/2023	325,000		335,368
Capital One Financial, Sub. Notes	4.20	10/29/2025	650,000		711,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Diversified Financials - 3.6% (continued)
Discover Financial Services, Sr. Unscd. Notes		3.75	3/4/2025	450,000		481,159
Mamoura Diversified Global Holding, Gtd. Notes		2.50	11/7/2024	320,000		332,999
SLM, Sr. Unscd. Notes		4.20	10/29/2025	635,000		672,036
					4,801,078
Energy - 5.5%
Aker BP, Sr. Unscd. Notes		3.00	1/15/2025	325,000	[b]	339,202
Cheniere Corpus Christi Holdings, Sr. Scd. Notes		5.88	3/31/2025	585,000		655,040
Continental Resources, Gtd. Notes		3.80	6/1/2024	300,000		315,375
Diamondback Energy, Gtd. Notes		2.88	12/1/2024	680,000		707,873
Diamondback Energy, Gtd. Notes		3.13	3/24/2031	350,000		361,738
Enbridge, Gtd. Notes		1.60	10/4/2026	500,000		496,670
Enbridge, Gtd. Notes		2.50	1/15/2025	300,000		310,488
Energy Transfer, Sr. Unscd. Notes		2.90	5/15/2025	500,000		522,046
EQT, Sr. Unscd. Notes		3.13	5/15/2026	500,000	[b]	504,390
Marathon Petroleum, Sr. Unscd. Notes		3.63	9/15/2024	300,000		319,503
MPLX, Sr. Unscd. Notes		3.50	12/1/2022	155,000		159,406
Occidental Petroleum, Sr. Unscd. Notes		5.50	12/1/2025	310,000		341,388
Petroleos Mexicanos, Gtd. Notes		4.25	1/15/2025	1,000,000	[f]	1,018,750
Pioneer Natural Resources, Sr. Unscd. Notes		0.55	5/15/2023	150,000		149,584
SA Global Sukuk, Sr. Unscd. Notes		1.60	6/17/2026	200,000	[b]	197,673
Saudi Arabian Oil Co., Sr. Unscd. Notes		1.63	11/24/2025	200,000	[b]	199,142
Sinopec Group Overseas Development, Gtd. Notes		1.45	1/8/2026	300,000	[b,f]	296,281
Sinopec Group Overseas Development, Gtd. Notes		2.50	8/8/2024	300,000	[b]	310,357
					7,204,906
Food Products - .7%
JBS Finance Luxembourg, Gtd. Notes		3.63	1/15/2032	325,000		321,318
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	350,000		333,478
MARB BondCo, Gtd. Bonds		3.95	1/29/2031	260,000	[b]	247,638
					902,434
Foreign Governmental - 1.2%
Ghana, Sr. Unscd. Notes		0.00	4/7/2025	415,000	[b,g]	296,605
Philippine, Sr. Unscd. Notes	EUR	0.14	2/3/2023	525,000		606,687
Romania, Sr. Unscd. Notes		4.88	1/22/2024	300,000	[f]	323,054
Ukraine, Sr. Unscd. Notes		7.75	9/1/2023	325,000		346,868
					1,573,214

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Forest Products & Paper - .2%
Inversiones CMPC, Gtd. Notes		3.00	4/6/2031	250,000	[b]	244,079
Health Care - 2.6%
AbbVie, Sr. Unscd. Notes		3.80	3/15/2025	450,000		485,136
Bausch Health, Sr. Scd. Notes		5.75	8/15/2027	500,000	[b]	524,117
Cigna, Gtd. Notes		3.05	11/30/2022	225,000		230,724
CVS Health, Sr. Unscd. Notes		3.70	3/9/2023	146,000		151,680
DaVita, Gtd. Notes		3.75	2/15/2031	345,000	[b]	327,319
Elanco Animal Health, Sr. Unscd. Notes		5.27	8/28/2023	300,000		319,815
HCA, Gtd. Notes		5.38	2/1/2025	300,000		334,125
Molina Healthcare, Sr. Unscd. Notes		4.38	6/15/2028	100,000	[b]	103,625
Mozart Debt Merger Sub, Sr. Scd. Notes		3.88	4/1/2029	300,000	[b]	298,875
Royalty Pharma, Gtd. Notes		1.20	9/2/2025	325,000		320,356
Shire Acquisitions Investments Ireland, Gtd. Notes		3.20	9/23/2026	300,000		319,395
					3,415,167
Industrial - .7%
GE Capital Funding, Gtd. Notes		3.45	5/15/2025	300,000		320,989
General Electric, Jr. Sub. Debs., Ser. D, 3 Month LIBOR +3.33%		3.45	3/15/2022	425,000	[c,e]	415,349
General Electric, Sr. Unscd. Bonds	EUR	0.38	5/17/2022	130,000		150,805
					887,143
Insurance - 2.4%
Allianz, Jr. Sub. Bonds		3.20	10/30/2027	400,000	[b,e]	387,500
American International Group, Sr. Unscd. Notes		2.50	6/30/2025	500,000		519,571
Berkshire Hathaway, Sr. Unscd. Notes	EUR	0.16	3/12/2025	875,000		1,008,948
MetLife, Jr. Sub. Debs.		6.40	12/15/2036	500,000		637,329
Prudential Financial, Jr. Sub. Notes		5.63	6/15/2043	600,000		633,856
					3,187,204
Internet Software & Services - .5%
Amazon.com, Sr. Unscd. Notes		0.45	5/12/2024	690,000		685,002
Materials - 1.6%
Ball, Gtd. Notes		5.25	7/1/2025	575,000		641,746
Berry Global, Sr. Scd. Notes		1.57	1/15/2026	175,000		173,093
Crown Americas, Gtd. Notes		4.75	2/1/2026	190,000		195,995
Sealed Air, Sr. Scd. Notes		1.57	10/15/2026	1,075,000	[b]	1,057,837
					2,068,671
Media - .6%
CCO Holdings, Sr. Unscd. Notes		4.25	2/1/2031	375,000	[b]	373,830
Charter Communications Operating, Sr. Scd. Notes		4.46	7/23/2022	380,000		387,791
					761,621

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Metals & Mining - .2%
Anglo American Capital, Gtd. Notes		3.63	9/11/2024	300,000	[b]	318,777
Municipal Securities - .5%
California Health Facilities Financing Authority, Revenue Bonds		0.95	6/1/2025	300,000		297,451
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C		1.33	11/1/2025	75,000		75,060
University of Washington, Revenue Bonds, Refunding, Ser. B		0.73	4/1/2026	325,000		317,832
					690,343
Real Estate - 4.5%
Blackstone Mortgage Trust, Sr. Scd. Notes		3.75	1/15/2027	500,000	[b]	498,050
CyrusOne, Gtd. Notes		2.90	11/15/2024	600,000		627,318
Duke Realty, Sr. Unscd. Notes		3.25	6/30/2026	300,000		321,609
Equinix, Sr. Unscd. Notes		1.00	9/15/2025	430,000		421,669
GLP Capital, Gtd. Notes		5.38	4/15/2026	710,000	[f]	801,547
Healthpeak Properties, Sr. Unscd. Notes		1.35	2/1/2027	515,000	[f]	505,101
MGM Growth Properties Operating Partnership, Gtd. Notes		3.88	2/15/2029	293,000	[b]	310,659
SBA Tower Trust, Notes		1.84	4/15/2027	500,000	[b]	498,635
SBA Tower Trust, Notes		1.88	1/15/2026	275,000	[b]	278,871
SBA Tower Trust, Notes		2.84	1/15/2025	650,000	[b]	674,676
VEREIT Operating Partnership, Gtd. Notes		3.40	1/15/2028	325,000		350,213
VICI Properties, Gtd. Notes		3.50	2/15/2025	324,000	[b]	330,075
WPC Eurobond, Gtd. Notes	EUR	1.35	4/15/2028	300,000		354,206
					5,972,629
Retailing - 1.2%
7-Eleven, Sr. Unscd. Notes		0.80	2/10/2024	500,000	[b]	496,677
Autozone, Sr. Unscd. Notes		3.63	4/15/2025	300,000		322,403
CK Hutchison Europe Finance 18, Gtd. Bonds	EUR	1.25	4/13/2025	300,000		358,364
Yum! Brands, Sr. Unscd. Notes		4.63	1/31/2032	425,000		442,531
					1,619,975
Semiconductors & Semiconductor Equipment - .3%
Skyworks Solutions, Sr. Unscd. Notes		1.80	6/1/2026	150,000		150,242
TSMC Arizona, Gtd. Notes		1.75	10/25/2026	240,000		241,439
					391,681
Supranational Bank - 1.1%
Africa Finance, Sr. Unscd. Notes		2.88	4/28/2028	225,000	[b]	224,114

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Supranational Bank - 1.1% (continued)
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	5.00	7/27/2027	300,000		333,395
The African Export-Import Bank, Sr. Unscd. Notes	3.80	5/17/2031	200,000	[b]	205,222
The African Export-Import Bank, Sr. Unscd. Notes	4.13	6/20/2024	300,000		317,915
The African Export-Import Bank, Sr. Unscd. Notes	5.25	10/11/2023	350,000		375,165
				1,455,811
Technology Hardware & Equipment - .6%
Dell International, Sr. Scd. Notes	5.45	6/15/2023	400,000		426,103
Hewlett Packard Enterprise, Sr. Unscd. Notes	1.45	4/1/2024	300,000		303,241
				729,344
Telecommunication Services - 2.0%
AT&T, Sr. Unscd. Notes	4.05	12/15/2023	880,000		940,173
Level 3 Financing, Gtd. Notes	3.75	7/15/2029	50,000	[b]	47,313
Level 3 Financing, Gtd. Notes	4.25	7/1/2028	150,000	[b]	148,495
Millicom International Cellular, Sr. Unscd. Notes	4.50	4/27/2031	200,000	[b]	205,504
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	300,000		332,490
T-Mobile USA, Gtd. Notes	2.25	2/15/2026	300,000		301,875
T-Mobile USA, Sr. Scd. Notes	3.50	4/15/2025	300,000		320,072
VEON Holdings, Sr. Unscd. Notes	3.38	11/25/2027	325,000	[b]	326,337
				2,622,259
U.S. Government Agencies Collateralized Mortgage Obligations - .9%
Federal Home Loan Mortgage Corp., REMIC, Ser. 3541, Cl. KB	4.00	6/15/2024	115,146	[h]	118,705
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091 Cl. KC	3.00	8/15/2040	114,846	[h]	118,093
Federal Home Loan Mortgage Corp., REMIC, Ser. 4262, Cl. AB	2.50	1/15/2031	120,641	[h]	121,642
Federal Home Loan Mortgage Corp., REMIC, Ser. 4838, Cl. VA	4.00	3/15/2036	392,728	[h]	420,836
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU	2.50	5/25/2060	141,932	[h]	146,219
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1	3.50	11/25/2028	77,838	[h]	81,407
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP	3.00	3/25/2033	104,607	[h]	108,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations - .9% (continued)
Government National Mortgage Association, Ser. 2011-H23, Cl. HA		3.00	12/20/2061	5,948		6,178
					1,121,590
U.S. Government Agencies Collateralized Municipal-Backed Securities - .1%
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Ser. 2021-MN1, Cl. M1, 1 Month SOFR +2.00%		2.05	1/25/2051	90,991	[b,c,h]	91,803
U.S. Government Agencies Mortgage-Backed - .2%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/2029				145,406	[h]	151,763
Federal National Mortgage Association:
2.00%, 3/1/2023				107,879	[h]	110,821
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031				2,504		2,897
7.50%, 11/20/2029-12/20/2030				2,706		3,123
					268,604
U.S. Treasury Securities - 4.7%
U.S. Treasury Notes		0.38	7/15/2024	4,010,000	[f]	3,974,756
U.S. Treasury Notes		0.75	5/31/2026	335,000		329,151
U.S. Treasury Notes		1.13	2/28/2025	1,895,000		1,911,359
					6,215,266
Utilities - 4.8%
American Electric Power, Sr. Unscd. Notes, Ser. N		1.00	11/1/2025	600,000		589,594
Dominion Energy, Sr. Unscd. Notes		3.90	10/1/2025	575,000		625,601
Duke Energy, Sr. Unscd. Notes		2.65	9/1/2026	300,000		313,478
Edison International, Sr. Unscd. Notes		2.40	9/15/2022	350,000		354,399
Edison International, Sr. Unscd. Notes		3.13	11/15/2022	350,000		356,783
Entergy, Sr. Unscd. Notes		0.90	9/15/2025	500,000		487,467
Eversource Energy, Sr. Unscd. Notes, Ser. Q		0.80	8/15/2025	500,000		488,546
Exelon Generation, Sr. Unscd. Notes		3.25	6/1/2025	300,000		317,196
Florida Power & Light, First Mortgage Bonds		2.85	4/1/2025	350,000		368,478
NRG Energy, Sr. Scd. Notes		2.00	12/2/2025	600,000	[b]	607,107
Perusahaan Listrik Negara, Sr. Unscd. Bonds	EUR	2.88	10/25/2025	525,000		648,535
The AES, Sr. Unscd. Notes		1.38	1/15/2026	300,000		293,639
The AES, Sr. Unscd. Notes		3.30	7/15/2025	300,000	[b]	315,728

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 99.5% (continued)
Utilities - 4.8% (continued)
Xcel Energy, Sr. Unscd. Notes	1.75	3/15/2027	500,000	[d]	498,885
				6,265,436
Total Bonds and Notes (cost $130,882,653)			131,237,124
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $468,674)	0.06		468,674	[i]	468,674

Investment of Cash Collateral for Securities Loaned - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,157,920)	0.02		2,157,920	[i]	2,157,920
Total Investments (cost $133,509,247)			101.5%	133,863,718
Liabilities, Less Cash and Receivables			(1.5%)	(2,015,394)
Net Assets			100.0%	131,848,324

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

CAD—Canadian Dollar

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, these securities were valued at $55,067,929 or 41.77% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of October 31, 2021.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Security, or portion thereof, on loan. At October 31, 2021, the value of the fund’s securities on loan was $6,397,970 and the value of the collateral was $7,222,495, consisting of cash collateral of $2,157,920 and U.S. Government & Agency securities valued at $5,064,575. In addition, the value of collateral may include pending sales that are also on loan.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

h The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Short Term Income Fund

October 31, 2021 (Unaudited)

The following is a summary of the inputs used as of October 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Asset-Backed Securities	-	31,528,827	-	31,528,827
Collateralized Loan Obligations	-	7,829,207	-	7,829,207
Commercial Mortgage-Backed	-	17,537,020	-	17,537,020
Corporate Bonds	-	64,381,250	-	64,381,250
Foreign Governmental	-	1,573,214	-	1,573,214
Investment Companies	2,626,594	-	-	2,626,594
Municipal Securities	-	690,343	-	690,343
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,121,590	-	1,121,590
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	91,803	-	91,803
U.S. Government Agencies Mortgage-Backed	-	268,604	-	268,604
U.S. Treasury Securities	-	6,215,266	-	6,215,266
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	15,022	-	15,022
Futures††	144,900	-	-	144,900
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(6,484)	-	(6,484)
Futures††	(34,497)	-	-	(34,497)
Swap Agreements††	-	(15,628)	-	(15,628)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Short Term Income Fund

October 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	36	12/31/2021	7,925,973	7,893,000	(32,973)
U.S. Treasury 5 Year Notes	30	12/31/2021	3,654,024	3,652,500	(1,524)
Futures Short
Euro-Bobl	13	12/8/2021	2,040,490[a]	2,010,145	30,345
Euro-Schatz	2	12/8/2021	259,624[a]	258,852	772
U.S. Treasury 10 Year Notes	36	12/21/2021	4,753,516	4,705,313	48,203
Ultra 10 Year U.S. Treasury Notes	25	12/21/2021	3,691,361	3,625,781	65,580
Gross Unrealized Appreciation				144,900
Gross Unrealized Depreciation				(34,497)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Short Term Income Fund

October 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Canadian Dollar	170,000	United States Dollar	137,712	11/30/2021	(351)
United States Dollar	137,715	Canadian Dollar	170,000	11/1/2021	353
Goldman Sachs
Euro	300,000	United States Dollar	350,647	11/30/2021	(3,632)
United States Dollar	350,451	Euro	300,000	11/1/2021	3,631
United States Dollar	2,873,019	Canadian Dollar	3,558,650	11/30/2021	(2,392)
South Korean Won	6,600,000	United States Dollar	5,647	12/15/2021	(5)
HSBC
United States Dollar	628	Chilean Peso	525,000	12/15/2021	(14)
United States Dollar	3,561,562	Euro	3,069,483	11/30/2021	11,038
United States Dollar	5,571	South Korean Won	6,600,000	12/15/2021	(71)
J.P. Morgan Securities
Chilean Peso	525,000	United States Dollar	661	12/15/2021	(19)
Gross Unrealized Appreciation					15,022
Gross Unrealized Depreciation					(6,484)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon Short Term Income Fund

October 31, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation)($)
Purchased Contracts:[1]
Markit CDX North America High Yield Index Series 37Paid Fixed Rate of 5.00% 3 Month	12/20/2026	2,385,000	(227,567)	(220,274)	(7,293)
Markit CDX North America Investment Grade Index Series 36Paid Fixed Rate of 1.00% 3 Month	6/20/2026	2,600,000	(65,472)	(57,137)	(8,335)
Gross Unrealized Depreciation				(15,628)

1 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at October 31, 2021 are set forth in the Statement of Swap Agreements.

At October 31, 2021, accumulated net unrealized appreciation on investments was $354,471, consisting of $1,338,282 gross unrealized appreciation and $983,811 gross unrealized depreciation.

At October 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.